UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23831

Fidelity Multi-Strategy Credit Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

Fidelity® Multi-Strategy Credit Fund

Semi-Annual Report
December 31, 2025

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-817-474-1001 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2025 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Private Credit Fund Class I	42.5
JPMorgan Chase & Co	1.8
Energy Transfer LP	1.6
Sunoco LP	0.9
Brazilian Federative Republic	0.8
Enbridge Inc	0.8
EchoStar Corp	0.7
TransDigm Inc	0.7
State Street Institutional Treasury Plus Money Market Fund Investor Class	0.6
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	0.6
51.0

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 42.5%
	Shares	Value ($)
Fidelity Private Credit Fund Class I (m) (Cost $23,955,876)	939,328	23,575,441

Asset-Backed Securities - 0.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(i)	250,000	250,833
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 9.858% 10/25/2034 (b)(c)(i)	250,000	248,376
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		499,209

Bank Loan Obligations - 5.8%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (b)(c)(d)	49,750	49,999
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.91% 11/17/2031 (b)(c)(d)	38,168	38,311
UNITED KINGDOM - 0.9%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 12/2/2031 (b)(c)(d)	123,753	121,835
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 7/18/2030 (b)(c)(d)	166,812	166,447
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (b)(c)(d)	207,278	207,883
TOTAL UNITED KINGDOM		496,165
UNITED STATES - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/15/2030 (b)(c)(d)	99,237	98,562
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (b)(c)(d)	54,585	50,792
TOTAL COMMUNICATION SERVICES		149,354
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (b)(c)(d)	68,734	57,049
Broadline Retail - 0.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (b)(c)(d)	194,182	195,153
Diversified Consumer Services - 0.3%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (b)(c)(d)	168,673	129,668
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(d)	56,002	56,282
		185,950
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0661% 6/29/2028 (b)(c)(d)	44,966	41,802
Specialty Retail - 0.3%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4661% 12/4/2031 (b)(c)(d)	4,533	4,415
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (b)(c)(d)	57,152	53,514
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (b)(c)(d)	117,852	113,302
		171,231
TOTAL CONSUMER DISCRETIONARY		651,185
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(d)	34,913	34,040
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(d)	184,225	75,164
Financials - 0.4%
Financial Services - 0.2%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 7/31/2031 (b)(c)(d)	108,902	107,281
Insurance - 0.2%
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2032 (b)(c)(d)	4,988	5,008
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/29/2031 (b)(c)(d)	129,350	129,552
		134,560
TOTAL FINANCIALS		241,841
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (b)(c)(d)	4,975	5,019
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (b)(c)(d)	99,500	96,976
TOTAL HEALTH CARE		101,995
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(d)	4,913	4,465
Information Technology - 2.3%
IT Services - 0.4%
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/20/2032 (b)(c)(d)	64,513	64,521
X Corp 1LN, term loan 9.5% 10/26/2029 (d)	180,000	179,228
		243,749
Software - 1.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/23/2032 (b)(c)(d)	5,000	5,074
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (b)(c)(d)	197,015	198,042
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 3/29/2032 (b)(c)(d)	49,750	49,930
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (b)(c)(d)(e)	25,000	24,911
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.7161% 2/19/2029 (b)(c)(d)	30,000	26,869
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/9/2029 (b)(c)(d)	94,503	94,975
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (b)(c)(d)	5,000	4,997
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (b)(c)(d)	99,000	98,381
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (b)(c)(d)	108,303	104,283
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(d)	64,508	64,780
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (b)(c)(d)	34,109	34,064
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (b)(c)(d)	152,091	152,152
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (b)(c)(d)	64,675	64,837
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (d)	79,600	83,464
		1,006,759
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (b)(c)(d)	16,250	16,331
TOTAL INFORMATION TECHNOLOGY		1,266,839
Materials - 0.2%
Chemicals - 0.2%
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(d)	84,310	83,552
TOTAL UNITED STATES		2,608,435
TOTAL BANK LOAN OBLIGATIONS (Cost $3,244,635)		3,192,910

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(i)	100,000	98,914
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.4654% 4/15/2038 (b)(c)(i)	80,000	80,099
TOTAL UNITED STATES		179,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $169,549)		179,013

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (g)	1,741	26,251
UNITED STATES - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GEO Group Inc/The (f)	354	5,706
TOTAL COMMON STOCKS (Cost $35,207)		31,957

Convertible Corporate Bonds - 6.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd 0% 7/1/2031 (i)(j)	31,000	22,956
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (i)	30,000	28,890
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 0.5% 6/1/2031	39,000	60,567
INDIA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd 0% 7/1/2030 (i)(j)	33,000	32,307
ISRAEL - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd 0% 9/15/2030 (i)(j)	110,000	97,185
UNITED STATES - 6.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc 2% 1/15/2036 (i)	46,000	45,830
Entertainment - 0.3%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	40,000	50,600
Live Nation Entertainment Inc 2.875% 1/15/2030	50,000	52,525
Live Nation Entertainment Inc 2.875% 10/15/2031 (i)	38,000	37,335
		140,460
Interactive Media & Services - 0.0%
Snap Inc 0.5% 5/1/2030	20,000	17,440
Media - 0.5%
Cardlytics Inc 4.25% 4/1/2029	29,000	11,310
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	74,548	248,990
		260,300
TOTAL COMMUNICATION SERVICES		464,030
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (i)	50,000	59,125
Automobiles - 0.0%
Lucid Group Inc 1.25% 12/15/2026 (i)	12,000	11,130
Broadline Retail - 0.1%
Etsy Inc 1% 6/15/2030 (i)	32,000	32,416
Hotels, Restaurants & Leisure - 0.8%
Cheesecake Factory Inc/The 2% 3/15/2030 (i)	27,000	26,447
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (i)	102,000	76,663
DoorDash Inc 0% 5/15/2030 (i)(j)	118,000	123,251
NCL Corp Ltd 0.75% 9/15/2030 (i)	69,000	66,544
NCL Corp Ltd 1.125% 2/15/2027	25,000	24,937
Vail Resorts Inc 0% 1/1/2026 (j)	124,000	123,752
		441,594
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028	32,000	31,472
Specialty Retail - 0.0%
Burlington Stores Inc 1.25% 12/15/2027	11,000	16,291
TOTAL CONSUMER DISCRETIONARY		592,028
Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	48,000	56,112
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp 2.25% 11/1/2030	1,000	2,680
Northern Oil & Gas Inc 3.625% 4/15/2029	27,000	26,014
TOTAL ENERGY		28,694
Financials - 0.2%
Capital Markets - 0.0%
WisdomTree Inc 4.625% 8/15/2030 (i)	20,000	20,470
Consumer Finance - 0.0%
Upstart Holdings Inc 1% 11/15/2030	11,000	9,584
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	63,000	58,968
Insurance - 0.1%
Oscar Health Inc 2.25% 9/1/2030 (i)	30,000	29,262
TOTAL FINANCIALS		118,284
Health Care - 0.6%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	32,000	47,050
Cogent Biosciences Inc 1.625% 11/15/2031	10,000	11,708
Cytokinetics Inc 1.75% 10/1/2031 (i)	58,000	72,187
Cytokinetics Inc 3.5% 7/1/2027	17,000	24,182
Ionis Pharmaceuticals Inc 0% 12/1/2030 (i)(k)	21,000	22,365
		177,492
Health Care Providers & Services - 0.1%
Guardant Health Inc 0% 5/15/2033 (i)(k)	31,000	33,984
Hims & Hers Health Inc 0% 5/15/2030 (i)(k)	26,000	22,347
		56,331
Pharmaceuticals - 0.2%
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (i)	21,000	24,588
Zoetis Inc 0.25% 6/15/2029 (i)	57,000	58,568
		83,156
TOTAL HEALTH CARE		316,979
Industrials - 0.5%
Aerospace & Defense - 0.1%
AeroVironment Inc 0% 7/15/2030 (k)	8,000	8,680
BWX Technologies Inc 0% 11/1/2030 (i)(j)	62,000	59,086
		67,766
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (i)	20,000	19,880
Construction & Engineering - 0.0%
Fluor Corp 1.125% 8/15/2029	11,000	12,531
Electrical Equipment - 0.0%
Bloom Energy Corp 0% 11/15/2030 (i)(j)	12,000	10,440
Ground Transportation - 0.1%
Lyft Inc 0% 9/15/2030 (i)(k)	30,000	33,840
Lyft Inc 0.625% 3/1/2029	11,000	13,223
		47,063
Professional Services - 0.2%
Parsons Corp 2.625% 3/1/2029	106,000	108,968
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030 (i)	20,000	30,098
TOTAL INDUSTRIALS		296,746
Information Technology - 2.5%
Communications Equipment - 0.1%
Lumentum Holdings Inc 0.375% 3/15/2032 (i)	16,000	34,240
Electronic Equipment, Instruments & Components - 0.1%
Mirion Technologies Inc 0% 10/1/2031 (i)(j)	30,000	32,400
OSI Systems Inc 0.5% 2/1/2031 (i)	50,000	49,160
		81,560
IT Services - 0.5%
Cloudflare Inc 0% 6/15/2030 (i)(k)	57,000	61,959
CoreWeave Inc 1.75% 12/1/2031 (i)	61,000	57,721
DigitalOcean Holdings Inc 0% 8/15/2030 (i)(j)	84,000	118,818
Snowflake Inc 0% 10/1/2029 (k)	35,000	54,040
		292,538
Semiconductors & Semiconductor Equipment - 0.6%
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (i)(k)	47,000	56,997
MKS Inc 1.25% 6/1/2030	79,000	100,765
ON Semiconductor Corp 0% 5/1/2027 (j)	78,000	92,859
Semtech Corp 0% 10/15/2030 (i)(j)	26,000	27,547
Semtech Corp 1.625% 11/1/2027	7,000	14,238
Synaptics Inc 0.75% 12/1/2031	24,000	25,272
Veeco Instruments Inc 2.875% 6/1/2029	14,000	17,311
Wolfspeed Inc 2.5% 6/15/2031 (i)	5,000	7,406
Wolfspeed Inc 2.5% 6/15/2031	4,000	5,925
		348,320
Software - 1.0%
Alkami Technology Inc 1.5% 3/15/2030 (i)	25,000	25,613
BILL Holdings Inc 0% 4/1/2030 (j)	35,000	32,144
BlackLine Inc 1% 6/1/2029	30,000	31,608
Cipher Mining Inc 0% 10/1/2031 (i)(j)	3,000	3,562
Commvault Systems Inc 0% 9/15/2030 (i)(k)	121,000	107,025
Life360 Inc 0% 6/1/2030 (i)(j)	10,000	10,699
MARA Holdings Inc 0% 8/1/2032 (i)(j)	21,000	14,272
Nutanix Inc 0.25% 10/1/2027	10,000	11,230
Progress Software Corp 3.5% 3/1/2030	10,000	10,104
Riot Platforms Inc 0.75% 1/15/2030	33,000	37,249
Rubrik Inc 0% 6/15/2030 (i)(j)	74,000	72,705
Terawulf Inc 0% 5/1/2032 (i)(j)	31,000	26,815
Terawulf Inc 1% 9/1/2031 (i)	11,000	12,975
Unity Software Inc 0% 3/15/2030 (i)(k)	43,000	62,135
Varonis Systems Inc 1% 9/15/2029	55,000	51,068
		509,204
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 3.5% 6/1/2028	13,000	43,660
Western Digital Corp 3% 11/15/2028	12,000	55,006
		98,666
TOTAL INFORMATION TECHNOLOGY		1,364,528
Real Estate - 0.2%
Health Care REITs - 0.1%
Welltower OP LLC 2.75% 5/15/2028 (i)	33,000	64,631
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (i)	43,000	43,602
TOTAL REAL ESTATE		108,233
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	45,000	46,242
TOTAL UNITED STATES		3,391,876
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,384,226)		3,633,781

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.1%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	200	10,062
KKR & Co Inc Series D 6.25%	200	10,336
		20,398
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	600	45,192
TOTAL FINANCIALS		65,590
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	100	36,318
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co Series A, 6%	1,200	83,340
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	400	22,124
TOTAL INDUSTRIALS		105,464
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Microchip Technology Inc Series A 7.5%	200	11,660
Software - 0.1%
Strategy Inc 8%	300	23,697
TOTAL INFORMATION TECHNOLOGY		35,357
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp Series A, 6%	800	32,792
TOTAL UNITED STATES		275,521
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $258,004)		275,521

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
BRAZIL - 0.8%
Brazilian Federative Republic 10% 1/1/2027 (Cost $470,295)	BRL	2,640,000	466,524

Non-Convertible Corporate Bonds - 28.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 8% 11/1/2027 (i)	125,000	127,663
Mineral Resources Ltd 9.25% 10/1/2028 (i)	10,000	10,495

TOTAL AUSTRALIA		138,158
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (i)	70,000	70,219
CANADA - 1.9%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (i)	105,000	101,451
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (i)	40,000	37,928
TOTAL CONSUMER DISCRETIONARY		139,379
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (i)	65,000	42,738
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Enbridge Inc 8.5% 1/15/2084 (c)	350,000	401,334
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)	125,000	130,297
Transcanada Trust 5.6% 3/7/2082 (c)	55,000	54,322
TOTAL ENERGY		585,953
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 4.875% 6/1/2028 (i)	21,000	18,795
Bausch Health Cos Inc 6.25% 2/15/2029 (i)	70,000	56,350
TOTAL HEALTH CARE		75,145
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (i)	15,000	16,122
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (i)	60,000	62,419
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.65% 12/1/2044	70,000	62,576
Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (c)(i)	45,000	46,653
TOTAL CANADA		1,030,985
FRANCE - 0.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 6.5% 4/15/2032 (i)	46,206	44,297
Altice France SA 6.875% 10/15/2030 (i)	3,850	3,734
Altice France SA 6.875% 7/15/2032 (i)	134,767	129,233
Altice France SA 9.5% 11/1/2029 (i)	111,664	114,853
TOTAL COMMUNICATION SERVICES		292,117
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (i)	95,000	100,869
TOTAL FRANCE		392,986
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Cerdia Finanz GmbH 9.375% 10/3/2031 (i)	50,000	51,688
IRELAND - 0.3%
Financials - 0.3%
Financial Services - 0.3%
GGAM Finance Ltd 5.875% 3/15/2030 (i)	95,000	96,405
GGAM Finance Ltd 6.875% 4/15/2029 (i)	30,000	31,116
GGAM Finance Ltd 8% 6/15/2028 (i)	25,000	26,474

TOTAL IRELAND		153,995
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (i)	70,000	48,529
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (i)	50,000	51,998
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (i)	60,000	61,820
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (i)	85,000	78,704
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (i)	200,000	209,580
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (i)	30,000	32,084
TOTAL CONSUMER DISCRETIONARY		241,664
TOTAL UNITED KINGDOM		320,368
UNITED STATES - 23.9%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.5%
Cipher Compute LLC 7.125% 11/15/2030 (i)	20,000	20,369
Frontier Communications Holdings LLC 8.75% 5/15/2030 (i)	65,000	67,877
Level 3 Financing Inc 3.75% 7/15/2029 (i)	30,000	27,315
Level 3 Financing Inc 4.875% 6/15/2029 (i)	75,000	72,938
WULF Compute LLC 7.75% 10/15/2030 (i)	60,000	61,815
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (c)(i)	32,601	30,971
		281,285
Media - 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (i)	335,000	284,842
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	198,000	124,628
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (i)	60,000	62,829
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (i)	50,000	52,659
CSC Holdings LLC 3.375% 2/15/2031 (i)	225,000	136,251
CSC Holdings LLC 5% 11/15/2031 (i)	125,000	44,128
CSC Holdings LLC 6.5% 2/1/2029 (i)	50,000	33,123
DISH DBS Corp 5.125% 6/1/2029	255,000	226,314
DISH Network Corp 11.75% 11/15/2027 (i)	100,000	104,078
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	116,640	119,494
EW Scripps Co/The 9.875% 8/15/2030 (i)	75,000	74,902
Gray Media Inc 5.375% 11/15/2031 (i)	85,000	63,739
Gray Media Inc 9.625% 7/15/2032 (i)	15,000	15,566
Sirius XM Radio LLC 3.875% 9/1/2031 (i)	50,000	46,046
Univision Communications Inc 4.5% 5/1/2029 (i)	50,000	48,029
Univision Communications Inc 7.375% 6/30/2030 (i)	200,000	203,289
Warnermedia Holdings Inc 5.05% 3/15/2042	90,000	63,338
		1,703,255
TOTAL COMMUNICATION SERVICES		1,984,540
Consumer Discretionary - 3.5%
Automobile Components - 0.1%
Hertz Corp/The 4.625% 12/1/2026 (i)	16,000	15,327
Patrick Industries Inc 6.375% 11/1/2032 (i)	40,000	41,038
		56,365
Broadline Retail - 0.0%
Saks Global Enterprises LLC 11% 12/15/2029 (i)	17,880	1,162
Wayfair LLC 7.25% 10/31/2029 (i)	20,000	20,874
		22,036
Diversified Consumer Services - 0.1%
TKC Holdings Inc 6.875% 5/15/2028 (i)	75,000	75,731
Hotels, Restaurants & Leisure - 2.4%
Affinity Interactive 6.875% 12/15/2027 (i)	80,000	47,410
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (i)	70,000	66,895
Boyd Gaming Corp 4.75% 6/15/2031 (i)	185,000	180,743
Caesars Entertainment Inc 6% 10/15/2032 (i)	55,000	53,485
Caesars Entertainment Inc 7% 2/15/2030 (i)	110,000	113,922
Carnival Corp 4% 8/1/2028 (i)	175,000	172,422
Churchill Downs Inc 5.5% 4/1/2027 (i)	150,000	150,000
Churchill Downs Inc 6.75% 5/1/2031 (i)	60,000	62,216
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (i)	70,000	67,987
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (i)	30,000	28,523
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (i)	120,000	116,556
Light & Wonder International Inc 7.5% 9/1/2031 (i)	40,000	41,733
Voyager Parent LLC 9.25% 7/1/2032 (i)	80,000	84,890
Yum! Brands Inc 3.625% 3/15/2031	100,000	94,600
		1,281,382
Household Durables - 0.2%
Newell Brands Inc 8.5% 6/1/2028 (i)	80,000	83,884
Specialty Retail - 0.6%
Bath & Body Works Inc 6.875% 11/1/2035	105,000	106,225
Hudson Automotive Group 8% 5/15/2032 (i)	15,000	16,036
LBM Acquisition LLC 6.25% 1/15/2029 (i)	85,000	76,499
LBM Acquisition LLC 9.5% 6/15/2031 (i)	95,000	99,032
LCM Investments Holdings II LLC 8.25% 8/1/2031 (i)	25,000	26,442
SGUS LLC 11% 12/15/2029 (i)	7,575	2,803
Wand NewCo 3 Inc 7.625% 1/30/2032 (i)	25,000	26,458
		353,495
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (i)	45,000	41,596
TOTAL CONSUMER DISCRETIONARY		1,914,489
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (i)	270,000	267,773
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (i)	25,000	25,699
		293,472
Food Products - 0.1%
Fiesta Purchaser Inc 9.625% 9/15/2032 (i)	75,000	78,601
TOTAL CONSUMER STAPLES		372,073
Energy - 3.7%
Energy Equipment & Services - 0.4%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (i)	50,000	52,967
Nabors Industries Inc 9.125% 1/31/2030 (i)	40,000	41,822
Transocean International Ltd 8.5% 5/15/2031 (i)	100,000	99,053
Transocean International Ltd 8.75% 2/15/2030 (i)	48,750	50,939
		244,781
Oil, Gas & Consumable Fuels - 3.3%
Civitas Resources Inc 8.75% 7/1/2031 (i)	55,000	57,057
Comstock Resources Inc 5.875% 1/15/2030 (i)	50,000	48,633
Crescent Energy Finance LLC 7.375% 1/15/2033 (i)	70,000	66,427
CVR Energy Inc 8.5% 1/15/2029 (i)	15,000	15,417
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (i)	140,000	140,803
Energy Transfer LP 6% 2/1/2029 (i)	205,000	207,233
Energy Transfer LP 8% 5/15/2054 (c)	20,000	21,349
EQT Corp 4.5% 1/15/2029	107,000	107,252
Harvest Midstream I LP 7.5% 5/15/2032 (i)	100,000	104,238
Hess Midstream Operations LP 5.125% 6/15/2028 (i)	130,000	130,525
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (i)	70,000	65,897
Northern Oil & Gas Inc 8.75% 6/15/2031 (i)	70,000	70,672
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	20,000	19,810
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (i)	35,000	33,706
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (i)	55,000	56,581
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	75,000	73,633
Sunoco LP 6.25% 7/1/2033 (i)	35,000	35,851
Sunoco LP 6.625% 8/15/2032 (i)	100,000	102,782
Sunoco LP 7.25% 5/1/2032 (i)	25,000	26,433
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (i)	115,000	114,462
Venture Global LNG Inc 8.375% 6/1/2031 (i)	50,000	49,721
Venture Global LNG Inc 9.5% 2/1/2029 (i)	60,000	62,189
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (i)	65,000	70,233
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (i)	65,000	71,172
Vital Energy Inc 7.875% 4/15/2032 (i)	35,000	34,485
		1,786,561
TOTAL ENERGY		2,031,342
Financials - 2.2%
Capital Markets - 0.1%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (i)	55,000	54,914
Coinbase Global Inc 3.375% 10/1/2028 (i)	20,000	19,052
Coinbase Global Inc 3.625% 10/1/2031 (i)	25,000	22,289
		96,255
Consumer Finance - 0.3%
OneMain Finance Corp 4% 9/15/2030	185,000	173,412
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031	155,000	145,688
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (i)	50,000	52,633
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (i)	10,000	10,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	60,000	51,767
		260,088
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (i)	135,000	139,065
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (i)	60,000	61,841
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (i)	185,000	191,821
HUB International Ltd 5.625% 12/1/2029 (i)	105,000	104,982
Panther Escrow Issuer LLC 7.125% 6/1/2031 (i)	110,000	113,987
USI Inc/NY 7.5% 1/15/2032 (i)	90,000	94,327
		706,023
TOTAL FINANCIALS		1,235,778
Health Care - 1.6%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP 3.875% 4/1/2029 (i)	125,000	122,039
Health Care Providers & Services - 1.1%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (i)	55,000	48,999
CHS/Community Health Systems Inc 5.25% 5/15/2030 (i)	165,000	154,967
DaVita Inc 4.625% 6/1/2030 (i)	85,000	82,653
DaVita Inc 6.875% 9/1/2032 (i)	60,000	62,458
HAH Group Holding Co LLC 9.75% 10/1/2031 (i)	25,000	23,509
LifePoint Health Inc 8.375% 2/15/2032 (i)	50,000	54,273
Tenet Healthcare Corp 4.25% 6/1/2029	145,000	142,834
		569,693
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (i)	143,000	148,722
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (i)	45,000	43,850
		192,572
TOTAL HEALTH CARE		884,304
Industrials - 3.2%
Aerospace & Defense - 1.0%
ATI Inc 5.875% 12/1/2027	85,000	85,100
Axon Enterprise Inc 6.125% 3/15/2030 (i)	50,000	51,617
Axon Enterprise Inc 6.25% 3/15/2033 (i)	30,000	31,210
TransDigm Inc 4.625% 1/15/2029	210,000	208,608
TransDigm Inc 6.75% 8/15/2028 (i)	135,000	137,194
TransDigm Inc 7.125% 12/1/2031 (i)	15,000	15,764
		529,493
Building Products - 0.2%
Builders FirstSource Inc 4.25% 2/1/2032 (i)	70,000	66,655
Masterbrand Inc 7% 7/15/2032 (i)	20,000	20,720
		87,375
Commercial Services & Supplies - 1.3%
Allied Universal Holdco LLC 7.875% 2/15/2031 (i)	100,000	105,388
Artera Services LLC 8.5% 2/15/2031 (i)	160,000	132,855
Brand Industrial Services Inc 10.375% 8/1/2030 (i)	50,000	49,032
Brink's Co/The 6.5% 6/15/2029 (i)	120,000	124,247
GEO Group Inc/The 10.25% 4/15/2031	45,000	49,261
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,590
GFL Environmental Inc 3.5% 9/1/2028 (i)	95,000	93,417
Neptune Bidco US Inc 9.29% 4/15/2029 (i)	55,000	55,000
OT Midco Inc 10% 2/15/2030 (i)	20,000	7,958
Reworld Holding Corp 4.875% 12/1/2029 (i)	51,000	49,020
		718,768
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (i)	70,000	70,009
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (i)	25,000	26,056
Passenger Airlines - 0.0%
American Airlines Inc 8.5% 5/15/2029 (i)	30,000	31,377
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (i)	30,000	31,623
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (i)	60,000	56,579
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (i)	100,000	101,311
KBR Inc 4.75% 9/30/2028 (i)	10,000	9,799
		199,312
Trading Companies & Distributors - 0.2%
United Rentals North America Inc 3.75% 1/15/2032	50,000	46,909
United Rentals North America Inc 3.875% 11/15/2027	90,000	89,389
		136,298
TOTAL INDUSTRIALS		1,798,688
Information Technology - 2.0%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (i)	61,000	60,914
CommScope LLC 9.5% 12/15/2031 (i)	42,000	42,422
		103,336
Electronic Equipment, Instruments & Components - 0.1%
CPI CG Inc 10% 7/15/2029 (i)	15,000	15,892
Insight Enterprises Inc 6.625% 5/15/2032 (i)	20,000	20,560
Lightning Power LLC 7.25% 8/15/2032 (i)	25,000	26,584
		63,036
IT Services - 0.6%
CoreWeave Inc 9% 2/1/2031 (i)	35,000	32,077
CoreWeave Inc 9.25% 6/1/2030 (i)	50,000	46,489
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (i)	145,000	139,038
Sabre GLBL Inc 10.75% 3/15/2030 (i)	8,000	6,579
Sabre GLBL Inc 11.125% 7/15/2030 (i)	100,000	82,907
		307,090
Semiconductors & Semiconductor Equipment - 0.3%
Entegris Inc 4.375% 4/15/2028 (i)	130,000	129,048
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	5,972	4,777
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(i)	11,184	12,135
		145,960
Software - 0.8%
Cloud Software Group Inc 6.5% 3/31/2029 (i)	145,000	146,898
Cloud Software Group Inc 9% 9/30/2029 (i)	60,000	62,491
Elastic NV 4.125% 7/15/2029 (i)	70,000	67,793
Gen Digital Inc 6.25% 4/1/2033 (i)	80,000	82,498
UKG Inc 6.875% 2/1/2031 (i)	100,000	102,722
		462,402
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (i)	40,000	42,417
TOTAL INFORMATION TECHNOLOGY		1,124,241
Materials - 1.4%
Chemicals - 0.5%
Celanese US Holdings LLC 6.5% 4/15/2030	50,000	50,250
Chemours Co/The 5.75% 11/15/2028 (i)	105,000	102,114
LSB Industries Inc 6.25% 10/15/2028 (i)	50,000	49,920
Olympus Water US Holding Corp 4.25% 10/1/2028 (i)	50,000	48,536
Scih Salt Hldgs Inc 4.875% 5/1/2028 (i)	30,000	30,007
		280,827
Containers & Packaging - 0.6%
Ball Corp 6% 6/15/2029	185,000	190,159
Graphic Packaging International LLC 3.75% 2/1/2030 (i)	140,000	132,340
		322,499
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (i)	55,000	53,913
Cleveland-Cliffs Inc 4.625% 3/1/2029 (i)	140,000	137,848
		191,761
TOTAL MATERIALS		795,087
Real Estate - 0.7%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (i)	30,000	27,901
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	155,000	149,635
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (i)	30,000	32,038
		181,673
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (i)	50,000	47,662
Iron Mountain Inc 4.875% 9/15/2029 (i)	125,000	123,319
		170,981
TOTAL REAL ESTATE		380,555
Utilities - 1.3%
Electric Utilities - 0.7%
NRG Energy Inc 5.25% 6/15/2029 (i)	50,000	50,135
NRG Energy Inc 6% 2/1/2033 (i)	110,000	112,178
PG&E Corp 7.375% 3/15/2055 (c)	50,000	52,074
Vistra Operations Co LLC 5% 7/31/2027 (i)	100,000	100,230
Vistra Operations Co LLC 7.75% 10/15/2031 (i)	50,000	52,959
		367,576
Multi-Utilities - 0.6%
CMS Energy Corp 3.75% 12/1/2050 (c)	125,000	115,262
Dominion Energy Inc 6% 2/15/2056 (c)	148,000	148,683
Sempra 4.125% 4/1/2052 (c)	65,000	63,679
		327,624
TOTAL UTILITIES		695,200
TOTAL UNITED STATES		13,216,297
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (i)	75,000	78,867
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $15,214,201)		15,615,910

Non-Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Financials - 0.0%
Capital Markets - 0.0%
Morgan Stanley 6.625%	1,300	33,956
Information Technology - 0.9%
Software - 0.9%
Strategy Inc 11% (h)	2,300	227,230
Strategy Inc Series A, 10%	2,600	263,302
TOTAL INFORMATION TECHNOLOGY		490,532
TOTAL UNITED STATES		524,488
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $513,495)		524,488

Preferred Securities - 5.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.5%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Energy Transfer LP 6.625% (c)(l)	335,000	341,686
Energy Transfer LP Series G, 7.125% (c)(l)	275,000	284,023
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(l)	100,000	101,357
Sunoco LP 7.875% (c)(i)(l)	325,000	341,288
TOTAL ENERGY		1,068,354
Financials - 3.5%
Banks - 2.7%
Bank of America Corp 6.25% (c)(l)	275,000	282,448
Citigroup Inc 6.95% (c)(l)	115,000	119,583
JPMorgan Chase & Co 6.5% (c)(l)	405,000	427,422
JPMorgan Chase & Co 6.875% (c)(l)	135,000	143,969
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (b)(c)(l)	395,000	402,775
Wells Fargo & Co 3.9% (c)(l)	115,000	114,854
		1,491,051
Capital Markets - 0.3%
Bank of New York Mellon Corp/The 5.95% (c)(l)	95,000	96,638
Goldman Sachs Group Inc/The 6.85% (c)(l)	60,000	64,003
		160,641
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (c)(l)	125,000	119,571
Capital One Financial Corp 5.5% (c)(l)	105,000	106,349
		225,920
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(l)	42,159	42,802
TOTAL FINANCIALS		1,920,414
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 6% (c)(l)	35,000	33,483
TOTAL UNITED STATES		3,022,251
TOTAL PREFERRED SECURITIES (Cost $2,888,281)		3,022,251

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.79	3,617,795	3,618,519
State Street Institutional Treasury Plus Money Market Fund Investor Class (o)	3.66	359,076	359,076
TOTAL MONEY MARKET FUNDS (Cost $3,977,631)			3,977,595

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $54,611,400)	54,994,600
NET OTHER ASSETS (LIABILITIES) - 0.8%	436,463
NET ASSETS - 100.0%	55,431,063

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Non-income producing.
(g)	Level 3 security.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,197,647 or 27.4% of net assets.

(j)	Zero coupon bond which is issued at a discount.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,069,968	14,115,895	12,567,329	42,733	21	(36)	3,618,519	3,617,795	0.0%
Total	2,069,968	14,115,895	12,567,329	42,733	21	(36)	3,618,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Fund Class I	20,164,130	3,700,000	-	1,039,031	-	(288,689)	23,575,441	939,328
	20,164,130	3,700,000	-	1,039,031	-	(288,689)	23,575,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	23,575,441	-	23,575,441	-

Asset-Backed Securities	499,209	-	499,209	-

Bank Loan Obligations
Communication Services	271,189	-	271,189	-
Consumer Discretionary	817,632	-	817,632	-
Consumer Staples	34,040	-	34,040	-
Energy	283,047	-	283,047	-
Financials	241,841	-	241,841	-
Health Care	101,995	-	101,995	-
Industrials	42,776	-	42,776	-
Information Technology	1,266,839	-	1,266,839	-
Materials	133,551	-	133,551	-

Commercial Mortgage Securities	179,013	-	179,013	-

Common Stocks
Communication Services	26,251	-	-	26,251
Industrials	5,706	5,706	-	-

Convertible Corporate Bonds
Communication Services	464,030	-	464,030	-
Consumer Discretionary	684,902	-	684,902	-
Consumer Staples	56,112	-	56,112	-
Energy	57,584	-	57,584	-
Financials	118,284	-	118,284	-
Health Care	316,979	-	316,979	-
Industrials	296,746	-	296,746	-
Information Technology	1,484,669	-	1,484,669	-
Real Estate	108,233	-	108,233	-
Utilities	46,242	-	46,242	-

Convertible Preferred Stocks
Financials	65,590	-	65,590	-
Health Care	36,318	-	36,318	-
Industrials	105,464	-	105,464	-
Information Technology	35,357	-	35,357	-
Utilities	32,792	-	32,792	-

Foreign Government and Government Agency Obligations	466,524	-	466,524	-

Non-Convertible Corporate Bonds
Communication Services	2,465,710	-	2,465,710	-
Consumer Discretionary	2,295,532	-	2,295,532	-
Consumer Staples	414,811	-	414,811	-
Energy	2,770,162	-	2,770,162	-
Financials	1,389,773	-	1,389,773	-
Health Care	959,449	-	959,449	-
Industrials	1,814,810	-	1,814,810	-
Information Technology	1,186,660	-	1,186,660	-
Materials	1,196,595	-	1,196,595	-
Real Estate	380,555	-	380,555	-
Utilities	741,853	-	741,853	-

Non-Convertible Preferred Stocks
Financials	33,956	33,956	-	-
Information Technology	490,532	490,532	-	-

Preferred Securities
Energy	1,068,354	-	1,068,354	-
Financials	1,920,414	-	1,877,612	42,802
Industrials	33,483	-	33,483	-

Money Market Funds	3,977,595	3,977,595	-	-
Total Investments in Securities:	54,994,600	4,507,789	50,417,758	69,053
Financial Statements
 (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $27,036,969)	$27,800,640
Fidelity Central Funds (cost $3,618,555)	3,618,519
Other affiliated issuers (cost $23,955,876)	23,575,441

Total Investment in Securities (cost $54,611,400)		$54,994,600
Cash		32,070
Foreign currency held at value (cost $15)		15
Receivable for investments sold		7,671
Receivable for fund shares sold		235,305
Dividends receivable		181,018
Interest receivable		363,122
Distributions receivable from Fidelity Central Funds		11,111
Prepaid expenses		3,890
Receivable from investment adviser for expense reductions		14,697
Total assets		55,843,499
Liabilities
Payable for investments purchased	$25,620
Payable for fund shares redeemed	80
Distributions payable	253,261
Accrued management fee	32,889
Distribution and service plan fees payable	251
Other affiliated payables	5,668
Audit fee payable	86,506
Other payables and accrued expenses	8,161
Total liabilities		412,436
Net Assets		$55,431,063
Net Assets consist of:
Paid in capital		$54,605,045
Total accumulated earnings (loss)		826,018
Net Assets		$55,431,063

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($483,972 ÷ 47,001 shares)(a)		$10.30
Maximum offering price per share (100/94.25 of $10.30)		$10.93
Class C :
Net Asset Value and offering price per share ($119,984 ÷ 11,652 shares)(a)		$10.30
Class I :
Net Asset Value, offering price and redemption price per share ($54,705,552 ÷ 5,312,554 shares)		$10.30
Class L :
Net Asset Value and redemption price per share ($121,555 ÷ 11,804 shares)		$10.30
Maximum offering price per share (100/95.75 of $10.30)		$10.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends (including $1,039,031 earned from affiliated issuers)		$1,143,558
Interest		852,216
Income from Fidelity Central Funds		42,733
Total income		2,038,507
Expenses
Management fee	$328,521
Transfer agent fees	21,122
Distribution and service plan fees	1,519
Accounting fees and expenses	12,405
Custodian fees and expenses	4,170
Independent trustees' fees and expenses	8,941
Registration fees	8,857
Audit fees	102,702
Legal	39,624
Miscellaneous	2,617
Total expenses before interest expense	530,478
Total expenses before reductions	530,478
Expense reductions	(155,135)
Total expenses after reductions		375,343
Net Investment income (loss)		1,663,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	394,423
Fidelity Central Funds	21
Foreign currency transactions	(92)
Futures contracts	7,742
Total net realized gain (loss)		402,094
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	114,841
Fidelity Central Funds	(36)
Other affiliated issuers	(288,689)
Assets and liabilities in foreign currencies	(510)
Futures contracts	(5,670)
Total change in net unrealized appreciation (depreciation)		(180,064)
Net gain (loss)		222,030
Net increase (decrease) in net assets resulting from operations		$1,885,194

Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,663,164	$3,074,887
Net realized gain (loss)	402,094	382,035
Change in net unrealized appreciation (depreciation)	(180,064)	(5,366)
Net increase (decrease) in net assets resulting from operations	1,885,194	3,451,556
Distributions to shareholders	(2,044,047)	(3,218,509)

Share transactions - net increase (decrease)	6,923,987	11,075,104
Total increase (decrease) in net assets	6,765,134	11,308,151

Net Assets
Beginning of period	48,665,929	37,357,778
End of period	$55,431,063	$48,665,929

Financial Highlights
Fidelity Multi-Strategy Credit Fund Class A

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.311	.722	.680	.031
Net realized and unrealized gain (loss)	.053	.082	.140	.050
Total from investment operations	.364	.804	.820	.081
Distributions from net investment income	(.316)	(.690)	(.610)	(.021)
Distributions from net realized gain	(.068)	(.064)	-	-
Total distributions	(.384)	(.754)	(.610)	(.021)
Net asset value, end of period	$10.30	$10.32	$10.27	$10.06
Total Return D,E,F	3.58%	8.10%	8.41%	.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.25% I	2.39%	3.32%	3.70% I,J
Expenses net of fee waivers, if any	1.68 % I	1.68%	1.75%	1.84% I
Expenses net of all reductions, if any	1.68% I	1.68%	1.74%	1.84% I
Net investment income (loss)	6.02% I	7.01%	6.70%	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$484	$118	$109	$101
Portfolio turnover rate K	27 % I	53%	36%	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Multi-Strategy Credit Fund Class C

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.276	.644	.603	.023
Net realized and unrealized gain (loss)	.050	.083	.141	.050
Total from investment operations	.326	.727	.744	.073
Distributions from net investment income	(.278)	(.613)	(.534)	(.013)
Distributions from net realized gain	(.068)	(.064)	-	-
Total distributions	(.346)	(.677)	(.534)	(.013)
Net asset value, end of period	$10.30	$10.32	$10.27	$10.06
Total Return D,E,F	3.20%	7.29%	7.60%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.99% I	3.14%	4.07%	4.42% I,J
Expenses net of fee waivers, if any	2.41 % I	2.44%	2.50%	2.56% I
Expenses net of all reductions, if any	2.41% I	2.43%	2.49%	2.56% I
Net investment income (loss)	5.29% I	6.26%	5.95%	1.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$120	$116	$108	$101
Portfolio turnover rate K	27 % I	53%	36%	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Multi-Strategy Credit Fund Class I

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.328	.748	.700	.034
Net realized and unrealized gain (loss)	.050	.082	.146	.050
Total from investment operations	.378	.830	.846	.084
Distributions from net investment income	(.330)	(.716)	(.636)	(.024)
Distributions from net realized gain	(.068)	(.064)	-	-
Total distributions	(.398)	(.780)	(.636)	(.024)
Net asset value, end of period	$10.30	$10.32	$10.27	$10.06
Total Return D,E	3.71%	8.37%	8.68%	.84%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.00% H	2.14%	3.07%	3.66% H,I
Expenses net of fee waivers, if any	1.41 % H	1.43%	1.55%	1.60% H
Expenses net of all reductions, if any	1.41% H	1.43%	1.54%	1.60% H
Net investment income (loss)	6.29% H	7.26%	6.90%	2.91% H
Supplemental Data
Net assets, end of period (000 omitted)	$54,706	$48,314	$37,031	$25,154
Portfolio turnover rate J	27 % H	53%	36%	3% K

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Multi-Strategy Credit Fund Class L

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.302	.696	.654	.029
Net realized and unrealized gain (loss)	.050	.082	.141	.049
Total from investment operations	.352	.778	.795	.078
Distributions from net investment income	(.304)	(.664)	(.585)	(.018)
Distributions from net realized gain	(.068)	(.064)	-	-
Total distributions	(.372)	(.728)	(.585)	(.018)
Net asset value, end of period	$10.30	$10.32	$10.27	$10.06
Total Return D,E,F	3.45%	7.83%	8.14%	.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.49% I	2.64%	3.57%	3.94% I,J
Expenses net of fee waivers, if any	1.91 % I	1.94%	2.00%	2.09% I
Expenses net of all reductions, if any	1.91% I	1.93%	1.99%	2.09% I
Net investment income (loss)	5.79% I	6.76%	6.45%	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$122	$118	$109	$101
Portfolio turnover rate K	27 % I	53%	36%	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Multi-Strategy Credit Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company organized as a Delaware statutory trust on October 4, 2022. The Fund has elected to operate as an interval fund, and has the authority to issue an unlimited number of common shares at $.001 per share par value. The Fund engages in a continuous offering of shares, and will offer to make quarterly repurchases of shares at net asset value, reduced by any applicable repurchase fee. The Fund does not currently intend to list its Shares for trading on any national securities exchange.

The Fund offers Class A, Class C, Class I and Class L common shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase.

The Fund's investment objective is to provide a high level of current income and capital appreciation through investments across a variety of high income-oriented asset classes including both liquid and illiquid securities. The Fund employs a multi-credit strategy that seeks to opportunistically rotate across the entire credit spectrum throughout the market cycle. The Fund will specifically seek to allocate investments based on the current and expected macro environment among (i) foundational credit, which includes direct lending and liquid credit (leveraged loans and high yield bonds), and (ii) opportunistic credit, which include stressed and distressed investments (distressed debt, special situations and rescue financing) and opportunistic investments (convertible bonds, preferred stock, real estate debt, commercial mortgage-backed securities, investment grade bonds, collateralized loan obligations (CLOs) and emerging markets debt) (together, (Credit Instruments)). Under normal circumstances, the Fund will invest at least 80% of its assets in Credit Instruments. The Fund may invest in additional types of Credit Instruments and strategies in the future.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Fund.
The Fund invests in Class I of Fidelity Private Credit Fund (FPCF), which is an affiliated non-diversified closed-end management investment company which has elected to be regulated as a business development company (BDC) under the 1940 Act. FPCF is managed by the Fund's investment adviser.

Based on its investment objective, FPCF may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of FPCF and thus a decline in the value of the Fund. FPCF's investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. FPCF seeks to achieve its investment objective by investing primarily in directly originated loans to private companies but also in liquid credit investments, like broadly syndicated loans, and other select private credit investments. FPCF will generally seek to invest in loans that carry variable (i.e., floating) interest rates. Under normal circumstances, FPCF will invest at least 80% of its total assets in private credit investments. Specific private investments may include: (a) directly originated first lien loans, senior secured revolving lines of credit, term loans and delayed draw term loans, (b) directly originated second lien, last out senior, secured or unsecured mezzanine term loans and delayed draw term loans, (c) club deals (investments generally comprised from a small group of lenders), and broadly syndicated leveraged loans (investments generally arranged or underwritten by investment banks or other intermediaries), and (d) other debt (collectively referred to as Private Credit).

The Schedule of Investments lists FPCF as an investment as of period end, but does not include the underlying holdings of FPCF. The Fund indirectly bears its proportionate share of the expenses of FPCF. The annualized expense ratio for Class I of FPCF for the nine month period ended September 30, 2025 was 8.82%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in underlying funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Organization and Offering Expenses. Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund's organization. These costs were expensed as incurred by the Fund and were paid by Fidelity Diversifying Solutions LLC (the investment adviser) on behalf of the Fund as presented in the Statement of Operations. The Fund's initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. These initial offering costs are amortized over twelve months on a straight-line basis starting with the commencement of operations. Ongoing offering costs are expensed as incurred. All organizational and offering costs of the Fund paid by the investment adviser shall be subject to reimbursement pursuant to the Expense Limitation Agreement as described in the Expense Reductions note.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,626,490
Gross unrealized depreciation	(922,411)
Net unrealized appreciation (depreciation)	$704,079
Tax cost	$54,290,521

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Multi-Strategy Credit Fund	11,418,137	6,726,414

7. Fees and Other Transactions with Affiliates.
Management Fee. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee of 1.25% of average managed assets. Managed assets are defined as the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund's accrued liabilities (other than money borrowed for investment purposes). The investment adviser waives a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	630	630
Class C	.75%	.25%	591	591
Class L	.25%	.25%	298	298
			1,519	1,519

Sales Load. FDC may receive a front-end sales charge of up to 5.75% and 4.25% for selling Class A shares and Class L shares, respectively, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges of up to 1.00% on Class C redemptions. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of each class's average net assets. Each class does not pay transfer agent fees with respect to the portion of its assets invested in other Fidelity-managed products. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	204.08
Class C	47.08
Class I	20,823.08
Class L	48.08
	21,122

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Multi-Strategy Credit Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Fund until October 31, 2026. During the period, this waiver reduced the Fund's management fee by $139,676.

The investment adviser and the Fund have entered into an Expense Limitation Agreement, whereby the investment adviser has contractually agreed to reimburse expenses of each class to the extent annual other operating expenses exceed certain levels of class-level average net assets as presented in the table below. Other operating expenses for each class include organization and offering expenses, professional fees (including accounting, legal, and auditing fees), custodian and transfer agent fees, third-party valuation agent fees, insurance costs, trustee fees, administration fees, and other related costs or expenses. Other operating expenses for each class exclude the following: (1) management fee and any incentive fees, if applicable; (2) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, prime broker fees and expenses, fees and expenses associated with the Fund's securities lending program, and dividend expenses related to short sales); (3) interest, financing and structuring costs and expenses for borrowings and line(s) of credit; (4) taxes; (5) the Fund's proportional share of expenses related to co investments; (6) acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary); (7) distribution and service plan fees, if any; (8) expenses of printing and mailing proxy materials to shareholders of the Fund; (9) all other expenses incidental to holding meetings of the Fund's shareholders, including proxy solicitations therefor; and (10) such non-recurring and/or extraordinary as may arise, including actions, suits or proceedings to which the Fund is or is threatened to be a party and the legal obligation that the Fund may have to indemnify the Fund's Trustees and officers with respect thereto. This Expense Limitation Agreement will remain in place through October 31, 2026.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.70%	108
Class C	.70%	33
Class I	.70%	14,903
Class L	.70%	32
		15,076

For the period July 1, 2025 through November 30, 2025, in consideration of the investment adviser's agreement to waive its management fee and/or reimburse ordinary operating expenses, the Fund had agreed to repay the investment adviser in the amount of any waived management fees and reimbursed operating expenses for each class subject to the limitation that a reimbursement would be made only if and to the extent that: (i) it was payable not more than three years from the date on which the applicable waiver or expense payment was made by the investment adviser; and (ii) the investment adviser recoupment did not cause total annual operating expenses (on an annualized basis and net of any reimbursements received during such fiscal year) during the applicable quarter to exceed the expense limitation for each class; provided that the investment adviser may have waived its right to receive all or a portion of any recoupment in any particular calendar month. The Fund's obligation to make investment adviser recoupment would have automatically become a liability of the Fund on the last business day of the applicable calendar month, except to the extent the investment adviser had waived its right to receive such payment for the applicable month. The investment adviser recoupment for each class would not have caused operating expenses for that class to exceed the expense limitation either (i) at the time of the waiver or (ii) at the time of recoupment. During the period, there was no investment adviser recoupment. This recoupment arrangement was discontinued effective November 30, 2025.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $383.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Multi-Strategy Credit Fund
Distributions to shareholders
Class A	$18,953	$8,301
Class C	3,953	7,361
Class I	2,016,843	3,194,862
Class L	4,298	7,985
Total	$2,044,047	$3,218,509

10. Share Transactions.
Share transactions for each class were as follows and may contain automatic conversions between classes:
	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2025	Year ended June 30, 2025	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Multi-Strategy Credit Fund
Class A
Shares sold	50,115	807	$516,281	$8,302
Shares redeemed in repurchase offers	(14,563)	-	(151,893)	-
Net increase (decrease)	35,552	807	$364,388	$8,302
Class C
Shares sold	383	715	$3,953	$7,363
Net increase (decrease)	383	715	$3,953	$7,363
Class I
Shares sold	729,908	1,095,599	$7,561,564	$11,292,067
Shares redeemed in repurchase offers	(96,986)	(23,291)	(1,010,216)	(240,614)
Net increase (decrease)	632,922	1,072,308	$6,551,348	$11,051,453
Class L
Shares sold	416	776	$4,298	$7,986
Net increase (decrease)	416	776	$4,298	$7,986

As an interval fund, subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares at net asset value. Quarterly repurchases will occur in the months of March, June, September and December. Repurchase offer results for each class during the period were as follows:

	Commencement date of repurchase offer period	Repurchase pricing date	Number of shares tendered	Tendered shares as a % of outstanding shares	Number of tendered shares repurchased	Tendered shares repurchased as a % of outstanding shares	Repurchase price ($)	Total amount of repurchases ($)
Fidelity Multi-Strategy Credit Fund
Class A Class A Class C Class C Class I Class I Class L Class L	8/28/25 11/26/25 8/28/25 11/26/25 8/28/25 11/26/25 8/28/25 11/26/25	9/26/25 12/26/25 9/26/25 12/26/25 9/26/25 12/26/25 9/26/25 12/26/25	14,563 None None None 86,652 10,334 None None	.28% N/A N/A N/A 1.68% .19% N/A N/A	14,563 N/A N/A N/A 86,652 10,334 N/A N/A	.28% N/A N/A N/A 1.68% .19% N/A N/A	10.43 N/A N/A N/A 10.43 10.30 N/A N/A	151,893 N/A N/A N/A 903,781 106,435 N/A N/A
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Multi-Strategy Credit Fund	56%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2025 to December 31, 2025).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A(including interest expense)	Annualized Expense Ratio- A (excluding interest expense)	Beginning Account Value July 1, 2025	Ending Account Value December 31, 2025	Expenses Paid During Period- C July 1, 2025 to December 31, 2025
Fidelity® Multi-Strategy Credit Fund
Class A	1.68%	1.68%
Actual (including interest expense)			$ 1,000	$ 1,035.80	$ 8.62
Actual (excluding interest expense)			$ 1,000	$ 1,035.80	$ 8.62
Hypothetical-B (including interest expense)			$ 1,000	$ 1,016.74	$ 8.54
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,016.74	$ 8.54
Class C	2.41%	2.41%
Actual (including interest expense)			$ 1,000	$ 1,032.00	$ 12.34
Actual (excluding interest expense)			$ 1,000	$ 1,032.00	$ 12.34
Hypothetical-B (including interest expense)			$ 1,000	$ 1,013.06	$ 12.23
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,013.06	$ 12.23
Class I	1.41%	1.41%
Actual (including interest expense)			$ 1,000	$ 1,037.10	$ 7.24
Actual (excluding interest expense)			$ 1,000	$ 1,037.10	$ 7.24
Hypothetical-B (including interest expense)			$ 1,000	$ 1,018.10	$ 7.17
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,018.10	$ 7.17
Class L	1.91%	1.91%
Actual (including interest expense)			$ 1,000	$ 1,034.50	$ 9.79
Actual (excluding interest expense)			$ 1,000	$ 1,034.50	$ 9.79
Hypothetical-B (including interest expense)			$ 1,000	$ 1,015.58	$ 9.70
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,015.58	$ 9.70

A   Annualized expense ratio reflects expenses net of applicable fee waivers.
B   5% return per year before expenses
C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

(Unaudited)

Board Approval of Investment Advisory Contracts

Board Approval of the Advisory Contract
Fidelity Multi-Strategy Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's Management Contract with Fidelity Diversifying Solutions LLC (FDS) (the Advisory Contract). The Board, assisted by the advice of Fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
At its November 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the  Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the Fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered Fidelity's implementation of the fund's investment program. The Board also had discussions with members of the portfolio management team.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to training and managing investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the Fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, and reports that it receives, at Board meetings throughout the year relating to Fund investment performance. In this regard the Board noted that as part of regularly scheduled reports to the Board on Fund performance, the Board considered annualized return information for the fund since inception.
In addition to reviewing absolute fund performance, Board periodically considers the appropriateness of fund performance metrics in evaluating the results achieved. The Board generally gives greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Agreement should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contract, the Board considered the fund's management fee and total expense ratio of a representative class of the fund (the retail class). The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; and (ii) total expense comparisons  of Class I of the fund relative to the total peer group.

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended March 31, 2025. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended March 31, 2025.
The Board noted that the fund's peer group includes nontraditional bond funds with varying management fee structures, incentive fees, investment strategies, and use of leverage, which makes peer comparisons difficult. The Board further noted that Fidelity believes that Class I's total expense ratio is reasonable given that the primary cause of its above median ranking is the fund's significant exposure to Fidelity Private Credit Fund, which charges an incentive fee and has significant interest expense. Additionally, the Board considered that when excluding interest expense, the total expense ratio of Class I of the fund ranked equal to its total peer group median (which excludes both direct interest expense for competitors, and indirect for Fidelity Multi-Strategy Credit Fund).
Other Contractual Arrangements. The Board also noted that FDS has contractually agreed to reimburse the fund's ordinary operating expenses to the extent that the fund's monthly operating expenses exceed 0.70% of the fund's average net assets and that such agreement may only be terminated with the approval of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee and the total expense ratio of Class I shares of the Fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds the Board oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contract should be approved through November 30, 2026.

1.9910149.102
MSC-SANN-0226
SAMPLE FILING

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

SAMPLE FILING

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reporting period.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

(a)

Not applicable for semi-annual reporting period.

(b)

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Multi-Strategy Credit Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Multi-Strategy Credit Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Multi-Strategy Credit Fund

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026